IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Retail Portfolios (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,054,714	$ 931,129
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	428,047	396,014
Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	325,047	302,997
Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,120	20,000
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	953,465	847,140
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	417,308	389,734
Advanced Internal Ratings Based [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	294,074	282,648
Advanced Internal Ratings Based [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,713	48,481
Advanced Internal Ratings Based [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52,062	44,718
Advanced Internal Ratings Based [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,243	11,551
Advanced Internal Ratings Based [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,792	1,953
Advanced Internal Ratings Based [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	424	383
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	319,556	298,162
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	243,056
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,396
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,437
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,804
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	587
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	276
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,880
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	47,835
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,035
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,122
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,839
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,002
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	47
Advanced Internal Ratings Based [member] | Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,872	$ 18,555
Advanced Internal Ratings Based [member] | Other retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,183
Advanced Internal Ratings Based [member] | Other retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,282
Advanced Internal Ratings Based [member] | Other retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,503
Advanced Internal Ratings Based [member] | Other retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,600
Advanced Internal Ratings Based [member] | Other retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,203
Advanced Internal Ratings Based [member] | Other retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 101